Northern Lights Fund Trust

Altegris Macro Strategy Fund

Incorporated herein by reference is the definitive version of the supplement for Altegris Macro Strategy Fund, filed pursuant to Rule 497 under the Securities Act of 1933, as amended, on September 10, 2013 (SEC Accession No. 0000910472-13-003795).